Interest Expense - Schedule of Interest Expense (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Interest Expense [Abstract]
Interest expense on loan payables to related companies			RM 60,246	RM 240,153
Interest on lease liabilities (Note 13)	20,869	85,187	114,732	182,280
Interest expense	$ 20,869	RM 85,187	RM 174,978	RM 422,433